Statements of Net Assets Available for Benefits - U.S. Group Savings Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments
Plan interest in the Sanofi U.S. Group Savings Master Trust (Note 3)	$ 9,265,098,009	$ 8,428,400,542
Total investments	9,265,098,009	8,428,400,542
Receivables
Contributions receivable from participating employees	5,544,118	5,616,656
Contributions receivable from employer	18,711,688	15,820,943
Other receivable	50,389	50,632
Notes receivable from participants	42,305,142	44,961,037
Total receivables	66,611,337	66,449,268
Total Assets	9,331,709,346	8,494,849,810
LIABILITIES
Accrued administrative expenses	170,808	127,892
Net assets available for benefits	$ 9,331,538,538	$ 8,494,721,918